Convertible Debt (Details)			12 Months Ended
	Apr. 30, 2020	Mar. 23, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 01, 2020 USD ($)	Apr. 21, 2020 USD ($)
Debt Disclosure [Abstract]
Subscription Agreement Units		725
Convertible Debt		$ 725,000
Debt Instrument, Convertible, Terms of Conversion Feature		each Unit consisting of (a) a 6% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share
Warrant blocker, ownership not to exceed	5.00%	5.00%
Fund raise fees paid in common shares		$ 58,000
Commons shares issued for payment of services | shares		89,320
Proceeds from Convertible Debt		$ 575,000
Prepaid Expense		$ 150,000	$ 421,000	$ 23,000	$ 150,000
Debt Conversion, Converted Instrument, Amount			$ 783,000	0
Debt Conversion, Converted Instrument, Preferred Shares Issued | shares			1,205,820
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 783,000	$ 0
Related Party [Member]
Debt Disclosure [Abstract]
Prepaid Expense						$ 150,000
Debt Conversion, Converted Instrument, Amount			408,000
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 408,000
Convertible debt, shares issued to related parties | shares			628,320